Other assets, net (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Analysis of Other Assets

An analysis of other assets at December 31, 2017 and 2018 is as follows:

	2017	2018
Current portion:
Advances to suppliers (different from PP&E and inventories)	Ps. 9,536,654	Ps. 12,931,247
Prepaid insurance	683,091	949,590
Costs of mobile equipment and computers associated with deferred revenues	6,182,010	599,628
Other	950,991	815,728

	Ps. 17,352,746	Ps.15,296,193

Non-current portion:
Recoverable taxes	Ps. 12,249,372	Ps. 11,514,455
Prepayments for the use of fiber optics	4,361,668	3,985,216
Prepaid expenses and judicial deposits (1)	25,926,436	26,961,930

Total	Ps. 42,537,476	Ps. 42,461,601